TAXATION (Tables)	6 Months Ended
Jun. 30, 2022
TAXATION
Schedule of significant components of provision for income taxes on earnings

	Six months ended June 30,
	2022	2021
	RMB	RMB
	Unaudited	Unaudited
Current:
PRC	47,497	1,872
U.S.	(223)	690
Deferred:
PRC	9,776	869
U.S.	—	(276)
Provision for income tax expenses	57,050	3,155

Schedule of reconciliation between total income tax expense and amount computed by applying the weighted average statutory income tax rate to income before income taxes

	Six months ended June 30,
	2022	2021
	%	%
	Unaudited	Unaudited
PRC statutory income tax rate	25%	25%
Impact of different tax rates in other jurisdictions	3%	(196)%
Tax effect of preferential tax rate for small enterprises	(3)%	15%
Tax effect of non-deductible expenses	(167)%	48%
Tax effect of non-taxable income	9%	(281)%
Tax effect of tax-exempt entities	(12)%	547%
Deferred tax effect of tax rate change	(17)%	54%
Changes in valuation allowance	(10)%	(183)%
Effective tax rate	(172)%	29%

Schedule of reconciliation of beginning and ending amount of liabilities associated with uncertain tax positions

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Unrecognized tax benefits	29,553	21,475